COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.COMMITMENTS AND CONTINGENCIES

Commitments

The Group’s capital commitments primarily relate to the purchase of servers. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB225.6 million as of December 31, 2023.

Additionally, the Group engages third parties for promoting its brand image through various advertising channels. The advertising commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB55.6 million as of December 31, 2023.

Contingencies

The Group and certain of its officers and directors have been named as defendants in a putative securities class action filed on July 12, 2021 in the U.S. District Court for the District of New Jersey. On March 4, 2022, plaintiff filed the Amended Complaint, purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the securities between June 11, 2021 and July 2, 2021. The action alleges that the Group made false and misleading statements regarding the business, operations and compliance policies in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. Briefing on the Group’s motion to dismiss was completed in July 2022. In September 2022, the parties reached a tentative agreement in principle to settle the case. On November 10, 2022, the Court granted preliminary approval of the parties’ settlement agreement, pursuant to which, without any admission or finding of any wrongdoing on the part of any of the defendants, the parties agreed that, in consideration of the Company’s payment of US$2.25 million, all actual and potential claims and causes of action that have been or could have been alleged against the Company and the individual defendant (including the individuals mentioned above) are resolved and discharged and precluded from being raised again in any future action. The above settlement amount has been paid in December 2022. On April 5, 2023, after holding a fairness hearing, the Court granted final approval of the settlement and terminated the case.

Other than the above legal proceedings, the Group did not have any material litigation and has not recorded any material liabilities in this regard as of December 31, 2023.